Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
6.	PREPAID EXPENSES

As of December 31, 2020 and 2019 the Company has prepaid expenses of nil and $122,761, including prepayments for consulting service, servers usage, software development, and costs of shooting marketing videos.